CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash in bank and on hand	€ 378	€ 184
Total Cash and cash equivalent	€ 378	€ 184	€ 213	€ 164